KIRKPATRICK & LOCKHART LLP                  1800 Massachusetts Avenue, NW
                                            Second Floor
                                            Washington, DC 20036-1800
                                            202.778.9000
                                            www.kl.com


                                                        October 4, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

                  Re:      LKCM Funds
                           FILE NOS. 811-8352 AND 33-75116
                           -------------------------------

Dear Sirs:

         On behalf of the LKCM Funds ("Fund") and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), we hereby certify:

         (1) The form of Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 14 to the Fund's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

         (2) The   text  of   Post-Effective   Amendment   No.   14  was   filed
electronically with the Commission.

                                     Sincerely yours,

                                     /s/ Richard H. Kirk

                                     Richard H. Kirk



cc:      Jacqui Brownfield
         Luther King Capital Management